Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwil - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets and goodwil [Abstract]
Intangible assets	¥ 3,487,733	¥ 4,009,372